Patient Fees Receivable (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Total Receivables: Gross	$ 2,641,182	$ 2,641,182	$ 2,698,072			$ 2,698,072			$ 1,041,300
Less: Contractual Allowances	(1,968,750)	(1,968,750)	(2,129,238)			(2,129,238)			(791,837)
Receivables Net of Contractual Allowances	$ 672,432	$ 672,432	$ 568,834			$ 568,834			$ 249,463